1701 Market Street                                        Morgan, Lewis
Philadelphia, PA 19103                                    & Bockius LLP
Tel.: 215.963.5000                                        Counselors at Law
Fax: 215.963.5001




August 30, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated September 1, 2013 for the Trust's Cambiar Aggressive Value, Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap, Cambiar SMID and Cambiar Global Select Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 220, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000444) on August 28, 2013.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very truly yours,


/s/ Christine Nassauer
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Christine Nassauer